Leases - Supplemental Balance Sheet Information (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease right-of-use assets	$ 120.6	$ 110.4
Operating lease liabilities	36.0	35.0
Operating lease liability, noncurrent	86.5	78.2
Total lease liabilities	$ 122.5	$ 113.2